STOCKHOLDERS' EQUITY (DEFICIT) - Common Stock (Details Narrative 2) (USD $)	0 Months Ended
	Mar. 28, 2012	Sep. 30, 2012	Dec. 31, 2011
Stockholders Equity Deficit - Common Stock Details Narrative 2
Common stock issued to accredited investor	3,000,000
Common stock warrant purchased	1,000,000	1,000,000	0
Common stock warrant purchased (in dollars)	$ 1,500,000
Common stock warrant expiration period	3 years
Exercise price (in dollars per share)	$ 0.90	$ 0.90